Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Segment analysis
Number of operating segment | segment	4	4
Number of reportable segments | segment	4	4
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year	€ 54	$ 63	€ (67)	$ (74)	€ (140)	$ (157)
Income tax (credit)/expense		(40)		55		70
Net finance expense		649		594		590
Depreciation and amortization (Notes 9, 10)		687		561		449
Exceptional operating items (Note 4)		149		145		89
Adjusted EBITDA		$ 1,508		$ 1,281		$ 1,041